Retirement Plans	12 Months Ended
Sep. 26, 2020
Retirement Plans [Abstract]
Retirement Plans
8.  Retirement Plans

The Company sponsors defined contribution 401(k) retirement plans covering substantially all employees.  Contributions are based upon a fixed dollar amount for employees who participate and percentages of employee contributions at specified thresholds.  Contribution expense for these plans was $40 million, $26 million, and $20 million for fiscal 2020, 2019, and 2018, respectively.

The North American defined benefit pension plans, which cover certain manufacturing facilities, are closed to future entrants. The majority of the retirement benefit obligations in the United Kingdom (“UK”) are defined benefit pension plans, and are closed to future entrants.  The assets of all the plans are held in a separate trustee administered fund to meet long-term liabilities for past and present employees.

Most of the Company’s German operations provide non-contributory pension plans.  There is no external funding for these plans although they are secured by insolvency insurance required under German law.  In general, the plans provide a fixed retirement benefit not related to salaries and are closed to new entrants.  Germany represents $97 million of Mainland Europe’s total underfunded status.

The net amount of liability recognized is included in Employee Benefit Obligations on the Consolidated Balance Sheets.  The Company uses fiscal year end as a measurement date for the retirement plans.

	Fiscal 2020				Fiscal 2019
Change in Projected Benefit Obligations (PBO)	North America	UK	Mainland Europe	Total	North America	UK	Mainland Europe	Total
Beginning of period	$344	$827	$206	$1,377	$307	$—	$—	$307
Acquisition	—	—	—	—	—	810	209	1,019
Service cost	—	—	1	1	—	—	2	2
Interest cost	10	15	1	26	12	4	1	17
Currency	—	31	13	44	—	(24)	(10)	(34)
Actuarial loss (gain)	30	41	(7)	64	42	44	8	94
Benefit settlements	(6)	—	(16)	(22)	—	—	—	—
Benefits paid	(17)	(26)	(6)	(49)	(17)	(7)	(4)	(28)
End of period	$361	$888	$192	$1,441	$344	$827	$206	$1,377

	Fiscal 2020				Fiscal 2019
Change in Fair Value of Plan Assets	North America	UK	Mainland Europe	Total	North America	UK	Mainland Europe	Total
Beginning of period	$269	$729	$67	$1,065	$277	$—	$—	$277
Acquisition	—	—	—	—	—	702	70	772
Currency	—	27	4	31	—	(22)	(3)	(25)
Return on assets	22	21	(2)	41	9	51	2	62
Contributions	—	18	7	25	—	5	2	7
Benefit settlements	(6)	—	(16)	(22)	—	—	—	—
Benefits paid	(17)	(26)	(6)	(49)	(17)	(7)	(4)	(28)
End of period	$268	$769	$54	$1,091	$269	$729	$67	$1,065

Underfunded status	$(93)	$(119)	$(138)	$(350)	$(75)	$(98)	$(139)	$(312)

At the end of fiscal 2020, the Company had $180 million of net unrealized losses recorded in Accumulated other comprehensive loss on the Consolidated Balance Sheets.  The Company expects $8 million to be realized in fiscal 2021.

The following table presents significant weighted-average assumptions used to determine benefit obligation and benefit cost for the fiscal years ended:

	Fiscal 2020
(Percentages)	North America	UK	Mainland Europe
Weighted-average assumptions:
Discount rate for benefit obligation	2.2	1.6	0.8
Discount rate for net benefit cost	2.9	1.8	0.7
Expected return on plan assets for net benefit costs	6.1	3.8	2.2

	Fiscal 2019
(Percentages)	North America	UK	Mainland Europe
Weighted-average assumptions:
Discount rate for benefit obligation	2.9	1.8	0.7
Discount rate for net benefit cost	4.0	2.3	1.0
Expected return on plan assets for net benefit costs	6.1	4.3	1.7

In evaluating the expected return on plan assets, Berry considered its historical assumptions compared with actual results, an analysis of current market conditions, asset allocations, and the views of advisors.  The return on plan assets is derived from target allocations and historical yield by asset type. A one quarter of a percentage point reduction of expected return on pension assets or discount rate applied to the pension liability would result in an immaterial change to the Company’s pension expense.

In accordance with the guidance from the FASB for employers’ disclosure about postretirement benefit plan assets the table below discloses fair values of each pension plan asset category and level within the fair value hierarchy in which it falls. There were no material changes or transfers between level 3 assets and the other levels.

Fiscal 2020 Asset Category	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$18	$18	$—	$36
U.S. large cap comingled equity funds	72	27	—	99
U.S. mid cap equity mutual funds	49	16	—	65
U.S. small cap equity mutual funds	3	16	—	19
International equity mutual funds	12	99	—	111
Real estate equity investment funds	3	158	91	252
Corporate bond mutual funds	10	—	27	37
Corporate bonds	—	146	—	146
International fixed income funds	66	209	—	275
International insurance policies	—	—	51	51
Total	$233	$689	$169	$1,091

Fiscal 2019 Asset Category	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$15	$89	$—	$104
U.S. large cap comingled equity funds	—	124	—	124
U.S. mid cap equity mutual funds	42	—	—	42
U.S. small cap equity mutual funds	3	—	—	3
International equity mutual funds	18	94	—	112
Real estate equity investment funds	3	179	75	257
Corporate bond mutual funds	12	—	—	12
Corporate bonds	—	164	14	178
Guaranteed investment account	—	—	8	8
International fixed income funds	73	93	—	166
International insurance policies	—	—	59	59
Total	$166	$743	$156	$1,065

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid for the fiscal year end:

	North America	UK	Mainland Europe	Total
2021	$19	$27	$6	$52
2022	19	26	7	52
2023	19	27	6	52
2024	19	29	9	57
2025	19	30	7	56
2026-2030	94	159	51	304

Net pension expense included the following components as of fiscal years ended:

	2020	2019	2018
Service cost	$1	$2	$—
Interest cost	26	17	11
Amortization of net actuarial loss	5	1	2
Expected return on plan assets	(46)	(24)	(17)
Net periodic benefit expense (income)	$(14)	$(4)	$(4)

Our defined benefit pension plan asset allocations as of fiscal years ended are as follows:

Asset Category	2020	2019
Equity securities and equity-like instruments	50%	50%
Debt securities and debt-like	42	33
International insurance policies	5	6
Other	3	11
Total	100%	100%

The Company’s retirement plan assets are invested with the objective of providing the plans the ability to fund current and future benefit payment requirements while minimizing annual Company contributions.  The retirement plans held $42 million of the Company’s stock at the end of fiscal 2020.  The Company re-addresses the allocation of its investments on a regular basis.